Revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues [Abstract]
Sale of farm	R$ 238,414	R$ 66,224	R$ 43,583
Adjustment to present value	(61,192)	(13,818)	(7,567)
Gross revenue from sale of farm	177,222	52,406	36,016
Sales taxes	(7,862)	(8,473)	(5,394)
Cost of sale of farm	(27,941)	(10,676)	(7,986)
Gain from sale of farm	142,812	39,817	26,716
Selling expenses	(35)		(412)
Income tax and social contribution	(5,459)	(1,614)	(1,077)
Net profit from sale of farm	R$ 137,318	R$ 38,203	R$ 25,227